JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 97.3%
Aerospace & Defense — 2.9%
General Dynamics Corp.	349	84,075
Northrop Grumman Corp.	200	89,220
Raytheon Technologies Corp.	1,375	136,179

		309,474

Air Freight & Logistics — 0.8%
FedEx Corp.	395	91,492

Banks — 11.3%
Bank of America Corp.	9,142	376,816
Citigroup, Inc.	1,309	69,892
Citizens Financial Group, Inc.	2,798	126,852
M&T Bank Corp.	1,042	176,622
PNC Financial Services Group, Inc. (The)	698	128,668
Truist Financial Corp.	2,326	131,897
US Bancorp	1,676	89,090
Wells Fargo & Co.	2,920	141,519

		1,241,356

Beverages — 0.5%
Keurig Dr Pepper, Inc.	1,400	53,078

Biotechnology — 3.5%
AbbVie, Inc.	1,558	252,630
Regeneron Pharmaceuticals, Inc. *	100	69,842
Vertex Pharmaceuticals, Inc. *	202	52,612

		375,084

Building Products — 1.1%
Carlisle Cos., Inc.	288	70,853
Fortune Brands Home & Security, Inc.	602	44,731

		115,584

Capital Markets — 3.4%
Charles Schwab Corp. (The)	1,112	93,787
Invesco Ltd.	2,396	55,244
Morgan Stanley	808	70,578
Northern Trust Corp.	696	81,032
T. Rowe Price Group, Inc.	453	68,419

		369,060

Chemicals — 0.5%
Axalta Coating Systems Ltd. *	1,260	30,981
Celanese Corp.	157	22,373

		53,354

Communications Equipment — 0.7%
Cisco Systems, Inc.	1,058	58,978
CommScope Holding Co., Inc. *	2,553	20,115

		79,093

Construction Materials — 0.9%
Martin Marietta Materials, Inc.	243	93,596

Consumer Finance — 2.4%
American Express Co.	490	91,686
Capital One Financial Corp.	1,303	171,083

		262,769

Containers & Packaging — 1.6%
Packaging Corp. of America	713	111,369
Westrock Co.	1,305	61,387

		172,756

Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc., Class B *	808	285,081

Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	3,428	174,616

Electric Utilities — 3.9%
American Electric Power Co., Inc.	717	71,517
Edison International	837	58,681
Entergy Corp.	513	59,869
NextEra Energy, Inc.	915	77,498
PG&E Corp. *	2,678	31,978
Xcel Energy, Inc.	1,711	123,480

		423,023

Electrical Equipment — 0.4%
Eaton Corp. plc	293	44,420

Electronic Equipment, Instruments & Components — 0.7%
TD SYNNEX Corp.	755	77,937

Entertainment — 0.2%
Walt Disney Co. (The) *	191	26,170

Equity Real Estate Investment Trusts (REITs) — 6.9%
American Homes 4 Rent, Class A	1,371	54,892
Apple Hospitality REIT, Inc.	2,175	39,076
Brixmor Property Group, Inc.	3,135	80,910
Federal Realty Investment Trust	469	57,239
JBG SMITH Properties	1,342	39,210
Kimco Realty Corp.	4,053	100,103
Lamar Advertising Co., Class A	241	27,953
Mid-America Apartment Communities, Inc.	310	64,918
Public Storage	102	39,926
Rayonier, Inc.	2,076	85,348
Welltower, Inc.	366	35,139
Weyerhaeuser Co.	3,149	119,339

		744,053

Food & Staples Retailing — 0.6%
Sysco Corp.	799	65,214

Food Products — 1.5%
Kraft Heinz Co. (The)	2,332	91,873
Post Holdings, Inc. *	1,082	74,957

		166,830

Health Care Equipment & Supplies — 1.0%
Medtronic plc	533	59,189
Zimmer Biomet Holdings, Inc.	371	47,502

		106,691

Health Care Providers & Services — 4.7%
AmerisourceBergen Corp.	757	117,131
Cigna Corp.	229	54,799
CVS Health Corp.	1,265	128,010
HCA Healthcare, Inc.	140	35,097
UnitedHealth Group, Inc.	335	170,603

		505,640

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Hotels, Restaurants & Leisure — 0.8%
Booking Holdings, Inc. *	23	53,545
Cracker Barrel Old Country Store, Inc. (a)	273	32,425

		85,970

Household Durables — 1.3%
Mohawk Industries, Inc. *	566	70,285
Newell Brands, Inc.	3,114	66,671

		136,956

Household Products — 1.4%
Energizer Holdings, Inc.	1,580	48,591
Procter & Gamble Co. (The)	701	107,102

		155,693

Industrial Conglomerates — 0.7%
Honeywell International, Inc.	377	73,361

Insurance — 8.3%
Alleghany Corp. *	86	73,177
American International Group, Inc.	702	44,090
Chubb Ltd.	437	93,548
CNA Financial Corp.	744	36,168
Fairfax Financial Holdings Ltd. (Canada)	142	77,256
Hartford Financial Services Group, Inc. (The)	1,044	74,939
Loews Corp.	2,970	192,496
Marsh & McLennan Cos., Inc.	290	49,343
Progressive Corp. (The)	627	71,438
Travelers Cos., Inc. (The)	1,083	197,929

		910,384

Interactive Media & Services — 0.9%
Alphabet, Inc., Class C *	17	48,598
InterActiveCorp. *	444	44,484

		93,082

IT Services — 1.5%
FleetCor Technologies, Inc. *	248	61,717
International Business Machines Corp.	579	75,282
Kyndryl Holdings, Inc. *	1,595	20,927

		157,926

Machinery — 2.2%
Dover Corp.	708	111,008
ITT, Inc.	660	49,616
Stanley Black & Decker, Inc.	352	49,192
Timken Co. (The)	480	29,112

		238,928

Media — 2.4%
DISH Network Corp., Class A *	1,596	50,527
Liberty Broadband Corp., Class C *	568	76,794
Liberty Media Corp.-Liberty SiriusXM, Class C *	1,571	71,860
Nexstar Media Group, Inc., Class A	317	59,732

		258,913

Multiline Retail — 1.6%
Dollar General Corp.	365	81,260
Kohl’s Corp.	1,445	87,378

		168,638

Oil, Gas & Consumable Fuels — 7.3%
Chevron Corp.	991	161,348
ConocoPhillips	1,930	193,025
Coterra Energy, Inc.	3,525	95,056
Diamondback Energy, Inc.	321	44,044
Kinder Morgan, Inc.	4,577	86,557
Marathon Petroleum Corp.	620	53,037
Phillips 66	879	75,970
Williams Cos., Inc. (The)	2,626	87,745

		796,782

Personal Products — 0.3%
BellRing Brands, Inc. *	1,437	33,166

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	2,893	211,291
Johnson & Johnson	790	140,015
Merck & Co., Inc.	725	59,449
Organon & Co.	743	25,966
Viatris, Inc.	2,122	23,084

		459,805

Professional Services — 0.8%
Leidos Holdings, Inc.	784	84,720

Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	546	50,015

Road & Rail — 0.3%
Norfolk Southern Corp.	99	28,123

Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices, Inc.	533	88,090
NXP Semiconductors NV (China)(a)	200	36,960
Texas Instruments, Inc.	614	112,688

		237,738

Specialty Retail — 4.6%
AutoZone, Inc. *	78	159,383
Best Buy Co., Inc.	753	68,464
Dick’s Sporting Goods, Inc. (a)	556	55,591
Gap, Inc. (The)	4,079	57,431
Lowe’s Cos., Inc.	397	80,249
Murphy USA, Inc.	393	78,628

		499,746

Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co.	563	50,969
Ralph Lauren Corp.	501	56,833

		107,802

Tobacco — 0.6%
Philip Morris International, Inc.	749	70,389

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. *	613	78,717

TOTAL COMMON STOCKS (Cost $6,553,395)		10,563,225

SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (b) (c) (Cost $206,382)	206,361	206,402

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (b) (c)	19,063	19,047
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (b) (c)	2,587	2,587

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $21,632)		21,634

TOTAL SHORT-TERM INVESTMENTS (Cost $228,014)		228,036

Total Investments — 99.4% (Cost $6,781,409)		10,791,261
Other Assets Less Liabilities — 0.6%		61,880

Net Assets — 100.0%		10,853,141

Percentages indicated are based on net assets.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $20,570.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,791,261	$—	$—	$10,791,261

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$360,095	$2,952,433	$3,106,087	$(59)	$20	$206,402	206,361	$150	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (a) (b)	41,074	414,999	437,000	(31)	5	19,047	19,063	22	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	5,968	313,285	316,666	—	—	2,587	2,587	3	—

Total	$407,137	$3,680,717	$3,859,753	$(90)	$25	$228,036		$175	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.